NOTES PAYABLE, RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes Payable, Related Parties, Current		$ 199,415	$ 157,854
Accrued interest related party notes payable		$ 426,110	$ 390,342
Minimum [Member]
Related Party Transaction, Rate		10.00%
Simple interest rate		10.00%
Maximum [Member]
Related Party Transaction, Rate		18.00%
Simple interest rate		24.00%
Coroware, Inc. and Subsidiaries [Member]
Notes Payable, Related Parties, Current	$ 199,415	$ 199,415
Accrued interest related party notes payable	$ 437,194	$ 426,110
Coroware, Inc. and Subsidiaries [Member] | Minimum [Member]
Related Party Transaction, Rate	10.00%
Simple interest rate	10.00%
Coroware, Inc. and Subsidiaries [Member] | Maximum [Member]
Related Party Transaction, Rate	18.00%
Simple interest rate	24.00%